Costs (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs
Wages and salaries	€ 25	€ 26	€ 26
Post-employment benefits	2	2	2
Other long-term benefits	9	12	12
Indemnities upon termination of employment	7	4	2
Key management personnel compensation	€ 43	€ 44	€ 42